Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Rental expense for leases	$ 15,900,000	$ 16,200,000	$ 17,700,000
Accrued obligations for environmental remediation and restoration costs	0	0
Environmental remediation costs	$ 0	$ 0	$ 0
Minimum [Member]
Loss Contingencies [Line Items]
Purchase commitment period	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Purchase commitment period	6 years